SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL (Details) - Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2024 $ / shares	Aug. 29, 2024 $ / shares	Aug. 15, 2024 $ / shares	May 08, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 18, 2023 $ / shares	Aug. 31, 2023 $ / shares
Measurement Input, Exercise Price [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	20,000				20,000
Measurement Input, Exercise Price [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	20,000				20,000
Measurement Input, Exercise Price [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	25,000				25,000
Measurement Input, Exercise Price [Member] | Series D Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							1,760
Measurement Input, Exercise Price [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							2,200
Measurement Input, Exercise Price [Member] | Series E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						400
Measurement Input, Exercise Price [Member] | Series E Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						500
Measurement Input, Exercise Price [Member] | Series F Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				188
Measurement Input, Exercise Price [Member] | Series F Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				560
Measurement Input, Exercise Price [Member] | Series G Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input			20
Measurement Input, Exercise Price [Member] | Series H Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		20
Measurement Input, Exercise Price [Member] | Series H Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		26
Measurement Input, Share Price [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	10.32				634
Measurement Input, Share Price [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	10.32				634
Measurement Input, Share Price [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	10.32				634
Measurement Input, Share Price [Member] | Series D Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							2,200
Measurement Input, Share Price [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							2,200
Measurement Input, Share Price [Member] | Series E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						522
Measurement Input, Share Price [Member] | Series E Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						522
Measurement Input, Share Price [Member] | Series F Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				294
Measurement Input, Share Price [Member] | Series F Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				294
Measurement Input, Share Price [Member] | Series G Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input			58.24
Measurement Input, Share Price [Member] | Series H Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		85.45
Measurement Input, Share Price [Member] | Series H Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		85.45
Measurement Input, Maturity [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	3 years 4 months 24 days				4 years 4 months 24 days
Measurement Input, Maturity [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	4 months 24 days				1 year 4 months 24 days
Measurement Input, Maturity [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	3 years 4 months 24 days				4 years 4 months 24 days
Measurement Input, Maturity [Member] | Series D Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity							5 years 6 months
Measurement Input, Maturity [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity							5 years 6 months
Measurement Input, Maturity [Member] | Series E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity						5 years
Measurement Input, Maturity [Member] | Series E Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity						5 years
Measurement Input, Maturity [Member] | Series F Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity				3 years 6 months
Measurement Input, Maturity [Member] | Series F Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity				3 years 6 months
Measurement Input, Maturity [Member] | Series G Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity			1 year
Measurement Input, Maturity [Member] | Series H Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity		1 year
Measurement Input, Maturity [Member] | Series H Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity		1 year
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	90				90
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	90				90
Measurement Input, Price Volatility [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	90				90
Measurement Input, Price Volatility [Member] | Series D Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							90
Measurement Input, Price Volatility [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							90
Measurement Input, Price Volatility [Member] | Series E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						90
Measurement Input, Price Volatility [Member] | Series E Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						90
Measurement Input, Price Volatility [Member] | Series F Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				90
Measurement Input, Price Volatility [Member] | Series F Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				90
Measurement Input, Price Volatility [Member] | Series G Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input			90
Measurement Input, Price Volatility [Member] | Series H Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		90
Measurement Input, Price Volatility [Member] | Series H Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		90
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	4.4				4.0
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	4.4				4.0
Measurement Input, Risk Free Interest Rate [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	4.4				4.0
Measurement Input, Risk Free Interest Rate [Member] | Series D Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							4.0
Measurement Input, Risk Free Interest Rate [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input							4.0
Measurement Input, Risk Free Interest Rate [Member] | Series E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						4.0
Measurement Input, Risk Free Interest Rate [Member] | Series E Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input						4.0
Measurement Input, Risk Free Interest Rate [Member] | Series F Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				4.0
Measurement Input, Risk Free Interest Rate [Member] | Series F Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input				4.0
Measurement Input, Risk Free Interest Rate [Member] | Series G Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input			4.0
Measurement Input, Risk Free Interest Rate [Member] | Series H Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		4.0
Measurement Input, Risk Free Interest Rate [Member] | Series H Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input		4.0
Measurement Input Dividend Yield [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	0				0
Measurement Input Dividend Yield [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	0				0
Measurement Input Dividend Yield [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	0				0
Measurement Input Dividend Yield [Member] | Series D Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input